SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Allocation of net loss, as adjusted	$ (89,886)	$ (2,670,676)
Basic and diluted weighted average shares outstanding	2,658,912	3,550,883
Basic and diluted net loss per common stock	$ (0.02)	$ (0.18)
Redeemable Common Stock [Member]
Allocation of net loss, as adjusted	$ (32,703)	$ (2,040,603)
Basic and diluted weighted average shares outstanding	1,520,661	11,500,000
Basic and diluted net loss per common stock	$ (0.02)	$ (0.18)
Non Redeemable Common Stock [Member]
Allocation of net loss, as adjusted	$ (57,183)	$ (630,073)
Basic and diluted weighted average shares outstanding	2,658,912	3,550,833
Basic and diluted net loss per common stock	$ (0.02)	$ (0.18)